Vessel Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Expenses [Abstract]
Crew wages and related costs	$ 34,364	$ 33,655	$ 33,340
Insurance	3,380	3,409	3,163
Repairs, maintenance and drydocking costs	10,097	8,922	6,606
Spares, stores and provisions	14,921	14,776	13,855
Lubricants	4,059	4,565	3,901
Taxes	642	608	842
Miscellaneous	2,623	2,634	1,805
Total	$ 70,086	$ 68,569	$ 63,512